Long-Term Investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Equity investments accounted for using the equity method	$1,900	$1,913

For the years ended December 31, 2024, 2023 and 2022, the Company has the following equity investments which were accounted for using the equity method:

Movement of equity method investment

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Beginning balance	$1,913	$2,040	$2,142
Share of income in equity method investee	15	19	82
Dividend received	-	(114)	-
Exchange rate effect	(28)	(32)	(184)
Ending balance	$1,900	$1,913	$2,040

In 2007, the Company acquired 40% of the equity interests of Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) with a cash consideration of approximately $1.7 million (RMB12 million). As the Company is able to exercise significant influence over Fujian Bafang after such acquisition, the Company therefore accounted for this investment under the equity method of accounting.

No impairment loss was recognized for the long-term investments for the years ended December 31, 2024, 2023 and 2022.